Goodwill and Other Intangibles - Additional Information (Detail) - USD ($)			9 Months Ended		12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Other Intangible Assets [Line Items]
Amortization expense			$ 116,000,000	$ 110,000,000	$ 146,000,000	$ 151,000,000	$ 147,000,000
Goodwill, impairment	$ 0	$ 0
Indefinite-lived intangible assets, impairment	$ 0	$ 0
Business acquisitions			$ 49,000,000
Discounted Cash Flow [Member]
Other Intangible Assets [Line Items]
Percentage of fair value of the reporting unit			50.00%		50.00%
Comparative Market Multiples [Member]
Other Intangible Assets [Line Items]
Percentage of fair value of the reporting unit			35.00%		35.00%
Comparative Market Transaction Multiples [Member]
Other Intangible Assets [Line Items]
Percentage of fair value of the reporting unit			15.00%		15.00%
Customer Relationships [Member]
Other Intangible Assets [Line Items]
Weighted-average remaining useful lives of intangible assets					2 years
Future Amortization Expense, 2016					$ 146,000,000
Future Amortization Expense, 2017					68,000,000
Future Amortization Expense, 2018					5,000,000
Future Amortization Expense, 2019					5,000,000
Intangible assets			$ 31,000,000		23,000,000
Intangible assets acquired as part of business acquisition					$ 21,000,000
Customer Relationships [Member] | Minimum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives of intangible assets			4 years		4 years
Customer Relationships [Member] | Maximum [Member]
Other Intangible Assets [Line Items]
Estimated useful lives of intangible assets			10 years		10 years